UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [imga8fd57d21.jpg]

The New Economy Fund®

Investment portfolio

February 28, 2019

unaudited

Common stocks 89.18% Information technology 24.41%	Shares	Value (000)
Broadcom Inc.	2,129,800	$586,462
Samsung Electronics Co., Ltd.	10,524,500	422,028
Micron Technology, Inc.1	10,305,200	421,277
SK hynix, Inc.	4,459,000	277,523
Microsoft Corp.	2,166,000	242,657
Mastercard Inc., Class A	1,055,300	237,200
Applied Materials, Inc.	5,935,700	227,575
Accenture PLC, Class A	1,333,300	215,168
ServiceNow, Inc.1	666,982	159,702
Autodesk, Inc.1	931,000	151,762
Cree, Inc.1	2,600,202	141,477
Apple Inc.	753,000	130,382
Intel Corp.	2,381,000	126,098
Texas Instruments Inc.	1,100,000	116,358
Murata Manufacturing Co., Ltd.	585,000	90,926
DocuSign, Inc.1	1,597,800	88,119
Tokyo Electron Ltd.	613,800	83,426
Adobe Inc.1	311,180	81,685
HubSpot, Inc.1	463,330	78,015
Guidewire Software, Inc.1	829,900	76,135
Inphi Corp.1	1,703,100	73,608
RingCentral, Inc., Class A1	611,400	64,374
ASML Holding NV	328,840	60,265
Ceridian HCM Holding Inc.1	1,178,175	57,754
International Business Machines Corp.	390,000	53,871
Lumentum Holdings Inc.1	1,067,024	53,084
Trimble Inc.1	1,309,430	52,390
Qorvo, Inc.1	742,000	52,044
Paycom Software, Inc.1	285,271	51,842
Fiserv, Inc.1	582,000	49,290
Worldpay, Inc., Class A1	506,500	48,523
Viavi Solutions Inc.1	3,412,000	44,799
Bottomline Technologies (de), Inc.1	887,000	44,243
salesforce.com, inc.1	266,000	43,531
TravelSky Technology Ltd., Class H	14,275,000	41,371
Acacia Communications, Inc.1	757,500	40,413
Alteryx, Inc., Class A1	480,000	36,629
AAC Technologies Holdings Inc.	6,000,500	35,660
MongoDB, Inc., Class A1	349,000	35,444
Jack Henry & Associates, Inc.	254,000	33,688
WIN Semiconductors Corp.	5,281,000	30,029
Visa Inc., Class A	185,300	27,447
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	678,000	26,476
Arista Networks, Inc.1	88,950	25,373
PayPal Holdings, Inc.1	213,000	20,889
		5,057,012

The New Economy Fund — Page 1 of 8

unaudited

Common stocks (continued) Health care 18.42%	Shares	Value (000)
Bluebird Bio, Inc.1	1,998,764	$310,248
Novartis AG	2,770,500	252,719
AbbVie Inc.	3,006,630	238,245
Molina Healthcare, Inc.1	1,768,700	238,120
GW Pharmaceuticals PLC (ADR)1	1,346,040	231,532
Abbott Laboratories	2,949,000	228,901
UnitedHealth Group Inc.	785,500	190,264
Thermo Fisher Scientific Inc.	711,100	184,580
Daiichi Sankyo Co., Ltd.	4,145,900	154,990
Cigna Corp.	851,537	148,542
Amgen Inc.	685,000	130,205
Illumina, Inc.1	389,000	121,668
PerkinElmer, Inc.	1,153,000	108,567
Hologic, Inc.1	2,208,000	104,107
Boston Scientific Corp.1	2,582,292	103,602
Ultragenyx Pharmaceutical Inc.1	1,476,006	94,671
Insulet Corp.1	865,300	81,260
Integra LifeSciences Holdings Corp.1	1,363,870	75,136
China Biologic Products Holdings, Inc.1	892,311	71,706
BioMarin Pharmaceutical Inc.1	719,400	67,091
Medtronic PLC	605,800	54,825
Wright Medical Group NV1	1,750,000	54,793
Vertex Pharmaceuticals Inc.1	285,000	53,794
Centene Corp.1	860,000	52,365
Elanco Animal Health Inc.1	1,725,000	52,164
Regeneron Pharmaceuticals, Inc.1	110,700	47,683
Biogen Inc.1	124,600	40,870
WellCare Health Plans, Inc.1	147,300	37,352
Stryker Corp.	183,207	34,536
Humana Inc.	113,600	32,381
Agilon Health TopCo, Inc.1,2,3,4	79,816	30,183
Mesoblast Ltd.1,5	28,891,583	25,310
Mesoblast Ltd. (ADR)1,5	372,800	1,633
WuXi Biologics (Cayman) Inc.1	2,687,000	25,502
Eli Lilly and Co.	180,000	22,732
Zoetis Inc., Class A	234,000	22,050
Evolent Health, Inc., Class A1	1,592,000	20,999
Allakos Inc.1	408,900	16,340
Gilead Sciences, Inc.	238,000	15,475
Diplomat Pharmacy, Inc.1	2,081,500	13,426
Madrigal Pharmaceuticals, Inc.1	73,000	9,583
AnaptysBio, Inc.1	115,000	7,920
Teva Pharmaceutical Industries Ltd. (ADR)1	457,000	7,691
G1 Therapeutics, Inc.1	82,500	1,523
		3,817,284
Communication services 14.91%
Netflix, Inc.1	2,461,000	881,284
Alphabet Inc., Class C1	262,238	293,686
Alphabet Inc., Class A1	204,995	230,937
Tencent Holdings Ltd.	9,285,000	397,198
Facebook, Inc., Class A1	1,359,100	219,427
Twenty-First Century Fox, Inc., Class A	3,300,000	166,419
Activision Blizzard, Inc.	2,412,900	101,680
Baidu, Inc., Class A (ADR)1	603,380	98,073

The New Economy Fund — Page 2 of 8

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
Daily Mail and General Trust PLC, Class A, nonvoting	11,119,719	$94,244
Naspers Ltd., Class N	418,000	90,322
Comcast Corp., Class A	1,975,000	76,373
Entertainment One Ltd.	12,759,700	71,148
ITV PLC	33,231,887	57,785
Elang Mahkota Teknologi Tbk PT	82,047,700	49,284
Charter Communications, Inc., Class A1	140,000	48,287
Tencent Music Entertainment Group, Class A (ADR)1	2,545,592	45,871
Eros International PLC, Class A1	4,044,200	38,865
JCDecaux SA	1,060,603	32,693
IAC/InterActiveCorp1	128,000	27,270
Nintendo Co., Ltd.	85,700	23,404
Electronic Arts Inc.1	191,500	18,342
T-Mobile US, Inc.1	167,200	12,073
HKBN Ltd.	6,869,000	10,693
MultiChoice Group Ltd.1	418,000	3,116
Verizon Communications Inc.	2,000	114
		3,088,588
Financials 11.81%
Kotak Mahindra Bank Ltd.	13,957,882	238,060
AIA Group Ltd.	19,966,800	199,674
CME Group Inc., Class A	839,400	152,695
Barclays PLC	62,140,000	135,300
HDFC Bank Ltd.	4,546,000	132,786
China Construction Bank Corp., Class H	143,500,000	127,600
JPMorgan Chase & Co.	1,022,000	106,656
Prudential PLC	4,900,000	103,336
Berkshire Hathaway Inc., Class B1	491,000	98,838
IndusInd Bank Ltd.	4,621,364	95,762
Webster Financial Corp.	1,581,000	90,781
Bank of China Ltd., Class H	185,000,000	86,258
Essent Group Ltd.1	1,881,400	81,164
EXOR NV	1,267,999	78,028
Arch Capital Group Ltd.1	2,096,500	68,493
East West Bancorp, Inc.	1,250,000	68,263
Wells Fargo & Co.	1,362,300	67,965
Banco Santander, SA	12,964,586	63,351
Itaú Unibanco Holding SA, preferred nominative (ADR)	5,625,750	52,882
Intercontinental Exchange, Inc.	680,000	52,462
UniCredit SpA	3,853,363	52,447
Charles Schwab Corp.	1,108,000	50,979
MarketAxess Holdings Inc.	172,000	41,947
American International Group, Inc.	900,000	38,880
Discover Financial Services	478,000	34,230
DBS Group Holdings Ltd.	1,729,800	31,781
Banco BPM SPA1	11,727,799	28,440
Hana Financial Group Inc.	816,658	28,209
London Stock Exchange Group PLC	386,000	23,075
SVB Financial Group1	71,000	17,548
		2,447,890

The New Economy Fund — Page 3 of 8

unaudited

Common stocks (continued) Consumer discretionary 9.59%	Shares	Value (000)
Amazon.com, Inc.1	257,155	$421,690
Galaxy Entertainment Group Ltd.	54,684,000	388,373
Alibaba Group Holding Ltd. (ADR)1	1,136,500	208,014
Marriott International, Inc., Class A	1,165,000	145,940
Home Depot, Inc.	549,000	101,642
Booking Holdings Inc.1	56,290	95,526
Industria de Diseño Textil, SA	2,641,000	79,726
Moneysupermarket.com Group PLC	17,319,927	79,185
NIKE, Inc., Class B	821,400	70,419
EssilorLuxottica	416,428	50,422
William Hill PLC	19,221,782	47,816
Kering SA	80,000	43,687
Lowe’s Companies, Inc.	363,000	38,148
Ryohin Keikaku Co., Ltd.	144,960	34,359
Etsy, Inc.1	480,000	34,210
Wynn Resorts, Ltd.	229,000	28,978
Norwegian Cruise Line Holdings Ltd.1	514,000	28,542
MGM Resorts International	873,000	23,353
Melco Resorts & Entertainment Ltd. (ADR)	953,904	21,978
Domino’s Pizza, Inc.	78,000	19,573
B2W - Cia. Digital, ordinary nominative1	1,169,500	15,054
Mercari, Inc.1	350,196	9,802
		1,986,437
Industrials 6.07%
CSX Corp.	2,404,400	174,728
Union Pacific Corp.	994,954	166,854
Airbus SE, non-registered shares	1,091,000	140,973
Equifax Inc.	833,000	91,222
Ryanair Holdings PLC (ADR)1	1,026,999	76,553
AKR Corporindo Tbk PT	173,899,680	68,608
Nidec Corp.	460,000	55,609
Meggitt PLC	7,657,000	54,760
Harris Corp.	330,000	54,427
Boeing Co.	113,000	49,715
TransDigm Group Inc.1	109,000	47,316
Adani Ports & Special Economic Zone Ltd.	9,636,000	44,145
JG Summit Holdings, Inc.	33,268,800	42,583
Yamato Holdings Co., Ltd.	1,487,699	38,692
Old Dominion Freight Line, Inc.	244,000	36,788
Northrop Grumman Corp.	125,200	36,303
J.B. Hunt Transport Services, Inc.	245,000	26,379
TransUnion	400,000	25,824
MTU Aero Engines AG	62,500	13,401
SiteOne Landscape Supply, Inc.1	230,000	12,353
		1,257,233
Utilities 1.25%
ENN Energy Holdings Ltd.	18,275,000	188,576
Ørsted AS	981,000	71,189
		259,765

The New Economy Fund — Page 4 of 8

unaudited

Common stocks (continued) Materials 1.25%	Shares	Value (000)
Sherwin-Williams Co.	300,000	$129,960
International Flavors & Fragrances Inc.	540,000	68,850
Valvoline Inc.	2,023,280	38,017
Allegheny Technologies Inc.1	595,000	17,035
Croda International PLC	90,000	5,743
		259,605
Consumer staples 0.83%
Costco Wholesale Corp.	605,200	132,381
Herbalife Nutrition Ltd.1	709,000	39,775
		172,156
Real estate 0.35%
American Tower Corp. REIT	243,000	42,805
Equinix, Inc. REIT	70,000	29,645
		72,450
Energy 0.29%
Cactus, Inc., Class A1	732,100	26,546
Schlumberger Ltd.	410,000	18,065
Baker Hughes, a GE Co., Class A	592,000	15,617
		60,228
Total common stocks (cost: $12,636,357,000)		18,478,648
Bonds, notes & other debt instruments 0.36% U.S. Treasury bonds & notes 0.36% U.S. Treasury 0.36%	Principal amount (000)
U.S. Treasury 1.375% 2019	$75,000	74,508
Total U.S. Treasury bonds & notes		74,508
Total bonds, notes & other debt instruments (cost: $74,626,000)		74,508
Short-term securities 10.07%
3M Co. 2.49% due 3/26/20196	18,300	18,268
Apple Inc. 2.44% due 3/28/20196	64,400	64,278
Bank of New York Co., Inc. 2.38% due 3/1/2019	100,000	99,993
ExxonMobil Corp. 2.41% due 3/22/2019	41,000	40,940
Federal Home Loan Bank 2.30%–2.39% due 3/4/2019–4/4/2019	567,800	567,310
Freddie Mac 2.39%–2.41% due 3/20/2019–5/20/2019	135,000	134,480
IBM Corp. 2.45% due 3/13/20196	25,000	24,978
Intel Corp. 2.41% due 3/20/20196	50,000	49,933
Kimberly-Clark Corp. 2.42% due 3/21/20196	38,500	38,445
Paccar Financial Corp. 2.38% due 3/1/2019	20,000	19,999
Pfizer Inc. 2.56% due 4/25/20196	40,000	39,846
Tennessee Valley Authority 2.40% due 3/19/2019	21,600	21,574
U.S. Treasury Bills 2.33%–2.41% due 3/7/2019–5/9/2019	878,500	877,166

The New Economy Fund — Page 5 of 8

unaudited

Short-term securities (continued)	Principal amount (000)	Value (000)
United Parcel Service Inc. 2.38% due 3/18/20196	$49,000	$48,942
Wal-Mart Stores, Inc. 2.39% due 3/11/20196	40,000	39,971
Total short-term securities (cost: $2,086,154,000)		2,086,123
Total investment securities 99.61% (cost: $14,797,137,000)		20,639,279
Other assets less liabilities 0.39%		79,892
Net assets 100.00%		$20,719,171

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 2/28/2019 (000)
Common stocks 0.13%
Health care 0.13%
Mesoblast Ltd.1	28,891,583	—	—	28,891,583	$—	$(2,677)	$—	$25,310
Mesoblast Ltd. (ADR)1	372,800	—	—	372,800	—	(179)	—	1,633
								26,943
Total 0.13%					$—	$(2,856)	$—	$26,943

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $30,183,000, which represented .15% of the net assets of the fund.
3	Value determined using significant unobservable inputs.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
5	Represents an affiliated company as defined under the Investment Company Act of 1940.
6	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $324,661,000, which represented 1.57% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Agilon Health TopCo, Inc.	1/4/2019	$30,183	$30,183.15%

The New Economy Fund — Page 6 of 8

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The New Economy Fund — Page 7 of 8

unaudited

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,057,012	$—	$—	$5,057,012
Health care	3,787,101	—	30,183	3,817,284
Communication services	3,088,588	—	—	3,088,588
Financials	2,447,890	—	—	2,447,890
Consumer discretionary	1,986,437	—	—	1,986,437
Industrials	1,257,233	—	—	1,257,233
Utilities	259,765	—	—	259,765
Materials	259,605	—	—	259,605
Consumer staples	172,156	—	—	172,156
Real estate	72,450	—	—	72,450
Energy	60,228	—	—	60,228
Bonds, notes & other debt instruments	—	74,508	—	74,508
Short-term securities	—	2,086,123	—	2,086,123
Total	$18,448,465	$2,160,631	$30,183	$20,639,279

Key to abbreviation
ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-014-0419O-S66076	The New Economy Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 25, 2019

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: April 25, 2019